INVENTORIES - NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventory

Inventories consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	194,028	187,392	30,078
Work-in-progress	45,363	26,800	4,302
Finished goods	444,658	624,535	100,245

	684,049	838,727	134,625